OPERATING LEASES (Details Narrative) (USD $)	12 Months Ended
Oct. 31, 2012
Average renewable lease term	2 years 11 months
Minimum future rental after 2017	$ 18,171,003
Land Lease
Minimum future rental after 2017	1,158,500
Store 1
Minimum future rental after 2017	2,654,025
Store 2
Minimum future rental after 2017	6,594,500
Store 3
Minimum future rental after 2017	$ 7,345,000